Information by segments	12 Months Ended
Dec. 31, 2023
Information by segments
Information by segments

32.Information by segments

A description of the Ecopetrol Business Group’s business segments is in Note 4.20 - Information by business segment.

The following segment information is reported based on the information used by the Board of Directors as the top body to make strategic and operational decisions of these business segments. The performance of the segments is based primarily on an analysis of income, costs, expenses, and results for the period generated by each segment which are regularly monitored.

The information disclosed in each segment is presented net of transactions between the Ecopetrol Business Group companies.

32.1Statement of profit or loss

Below are the consolidated statements of profit or loss by segment for the years ended December 31, 2023, 2022 and 2021:

	For the year ended on December 31, 2023
				Electric
				power
				transmission
	Exploration		Transport	and toll
	and	Refining and	and	roads
	Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Third–party sales	52,429,502	73,616,641	2,978,937	14,164,522	—	143,189,602
Inter–segment sales	29,085,413	8,531,285	12,530,795	3,744	(50,151,237)	—
Revenue from contracts with customers	81,514,915	82,147,926	15,509,732	14,168,266	(50,151,237)	143,189,602
Variable cost	(37,643,759)	(71,009,974)	(885,109)	—	45,506,500	(64,032,342)
Fixed cost	(14,184,125)	(4,706,479)	(3,495,086)	(5,928,905)	4,168,739	(24,145,856)
Cost of sales	(51,827,884)	(75,716,453)	(4,380,195)	(5,928,905)	49,675,239	(88,178,198)
Gross profit	29,687,031	6,431,473	11,129,537	8,239,361	(475,998)	55,011,404

Administrative expenses	(2,605,190)	(962,063)	(621,341)	(1,182,380)	345,177	(5,025,797)
Operation and project expenses	(4,102,410)	(1,392,588)	(426,821)	—	219,657	(5,702,162)
Impairment (loss) reversal of non–current assets	(2,741,092)	1,482,444	(630,134)	(209,551)	—	(2,098,333)
Other operating (expenses) income net	(148,314)	(103,563)	34,835	(201,141)	(7,948)	(426,131)
Operating income	20,090,025	5,455,703	9,486,076	6,646,289	80,888	41,758,981
Financial result net
Financial income	1,473,523	197,186	431,593	870,897	(652,230)	2,320,969
Financial expenses	(4,872,501)	(1,748,454)	(349,340)	(3,984,198)	570,428	(10,384,065)
Foreign exchange gain (loss) net	2,009,356	657,678	(272,900)	3,578	—	2,397,712
	(1,389,622)	(893,590)	(190,647)	(3,109,723)	(81,802)	(5,665,384)
Share of profits of associates and joint ventures	26,927	251,769	—	529,536	(2,883)	805,349
Income before tax	18,727,330	4,813,882	9,295,429	4,066,102	(3,797)	36,898,946
Income tax	(8,610,599)	753,038	(3,129,197)	(529,117)	—	(11,515,875)
Net profit (loss) for the period	10,116,731	5,566,920	6,166,232	3,536,985	(3,797)	25,383,071
Profit (loss) attributable to:
Group owners of parent	10,208,130	5,352,446	4,829,051	674,968	(3,797)	21,060,798
Non–controlling interest	(91,399)	214,474	1,337,181	2,862,017	—	4,322,273
	10,116,731	5,566,920	6,166,232	3,536,985	(3,797)	25,383,071
Supplementary information
Depreciation, depletion and amortization	8,657,782	2,184,053	1,487,501	1,483,051	—	13,812,387

	For the year ended on December 31, 2022
				Electric
				power
				transmission
				and toll
	Exploration	Refining and	Transport and	roads
	and Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Third–party sales	60,719,903	82,728,875	2,807,031	13,355,269	—	159,611,078
Inter–segment sales	30,300,562	6,450,072	11,148,961	2,237	(47,901,832)	—
Revenue from contracts with customers	91,020,465	89,178,947	13,955,992	13,357,506	(47,901,832)	159,611,078
Variable cost	(34,649,988)	(76,341,169)	(720,247)	—	43,531,185	(68,180,219)
Fixed cost	(12,099,432)	(3,990,829)	(3,172,963)	(5,854,832)	3,840,127	(21,277,929)
Cost of sales	(46,749,420)	(80,331,998)	(3,893,210)	(5,854,832)	47,371,312	(89,458,148)
Gross profit	44,271,045	8,846,949	10,062,782	7,502,674	(530,520)	70,152,930

Administrative expenses	(2,489,557)	(823,349)	(499,801)	(965,314)	442,326	(4,335,695)
Operation and project expenses	(3,221,678)	(1,387,064)	(327,952)	—	193,066	(4,743,628)
Impairment loss (reversal) of non–current assets	(890,248)	1,096,021	(406,229)	(87,543)	—	(287,999)
Other operating expenses net	(310,628)	(37,959)	(96,239)	(104,664)	(6,365)	(555,855)
Operating income	37,358,934	7,694,598	8,732,561	6,345,153	98,507	60,229,753
Financial result net
Financial income	1,011,182	89,173	157,264	577,743	(518,217)	1,317,145
Financial expenses	(2,894,636)	(1,381,682)	(287,889)	(3,883,596)	420,551	(8,027,252)
Foreign exchange gain (loss) net	(44,302)	(289,105)	10,080	198,677	—	(124,650)
	(1,927,756)	(1,581,614)	(120,545)	(3,107,176)	(97,666)	(6,834,757)
Share of profits of associates and joint ventures	30,197	222,460	—	515,746	19	768,422
Income before tax	35,461,375	6,335,444	8,612,016	3,753,723	860	54,163,418
Income tax	(13,829,885)	(1,464,380)	(2,962,021)	(707,652)	—	(18,963,938)
Net profit (loss) for the period	21,631,490	4,871,064	5,649,995	3,046,071	860	35,199,480
Profit (loss) attributable to:
Group owners of parent	21,761,164	4,686,009	4,483,060	673,688	860	31,604,781
Non–controlling interest	(129,674)	185,055	1,166,935	2,372,383	—	3,594,699
	21,631,490	4,871,064	5,649,995	3,046,071	860	35,199,480
Supplementary information
Depreciation depletion and amortization	7,304,525	1,960,399	1,448,626	1,415,441	—	12,128,991

	For the year ended on December 31, 2021
				Electric
				power
				transmission
				and toll
	Exploration and	Refining and	Transport	roads
	Production	Petrochemicals	and Logistics	concessions	Eliminations	Total
Third–party sales	38,552,572	46,658,196	2,557,238	4,113,198	—	91,881,204
Inter–segment sales	24,696,380	4,318,189	9,601,228	—	(38,615,797)	—
Revenue from contracts with customers	63,248,952	50,976,385	12,158,466	4,113,198	(38,615,797)	91,881,204
Variable cost	(30,473,145)	(44,860,928)	(531,361)	—	34,859,524	(41,005,910)
Fixed cost	(9,861,987)	(3,674,460)	(2,728,948)	(1,817,491)	3,507,020	(14,575,866)
Cost of sales	(40,335,132)	(48,535,388)	(3,260,309)	(1,817,491)	38,366,544	(55,581,776)
Gross profit	22,913,820	2,440,997	8,898,157	2,295,707	(249,253)	36,299,428

Administrative expenses	(1,987,817)	(784,214)	(457,217)	(322,939)	210,118	(3,342,069)
Operation and project expenses	(1,882,686)	(944,616)	(404,264)	(460)	78,469	(3,153,557)
Impairment reversal (loss) of non–current assets	438,020	(305,466)	(165,901)	(4)	—	(33,351)
Other operating (expenses) income net	(617,893)	10,749	591,829	(51,267)	(6,162)	(72,744)
Operating income (expenses)	18,863,444	417,450	8,462,604	1,921,037	33,172	29,697,707
Financial result net
Financial income	517,629	24,313	76,453	89,267	(304,070)	403,592
Financial expenses	(2,410,906)	(1,151,255)	(250,816)	(886,420)	267,749	(4,431,648)
Foreign exchange gain (loss) net	(219,747)	(132,734)	381,964	300,519	—	330,002
	(2,113,024)	(1,259,676)	207,601	(496,634)	(36,321)	(3,698,054)
Share of profits of associates and joint ventures	9,610	200,998	858	214,698	—	426,164
Income before tax	16,760,030	(641,228)	8,671,063	1,639,101	(3,149)	26,425,817
Income tax	(5,019,540)	(383,562)	(2,925,390)	(466,771)	—	(8,795,263)
Net profit (loss) for the period	11,740,490	(1,024,790)	5,745,673	1,172,330	(3,149)	17,630,554
Profit (loss) attributable to:
Group owners of parent	11,829,119	(1,198,619)	4,635,354	386,438	(3,149)	15,649,143
Non–controlling interest	(88,629)	173,829	1,110,319	785,892	—	1,981,411
	11,740,490	(1,024,790)	5,745,673	1,172,330	(3,149)	17,630,554
Supplementary information
Depreciation depletion and amortization	6,844,910	1,640,940	1,211,642	462,430	—	10,159,922

32.2Sales by product

The sales by product for each segment are detailed below for the years ended December 31, 2023, 2022 and 2021:

	For the year ended on December 31, 2023
				Electric power
				transmission
				and toll
	Exploration and	Refining and	Transport and	roads
	Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Local sales
Mid–distillates	—	32,638,191	—	—	(32,349)	32,605,842
Gasoline and turbo fuels	—	26,965,667	—	—	(3,836,642)	23,129,025
Natural gas	5,551,389	—	—	—	(1,193,123)	4,358,266
Services	(53,379)	1,441,770	15,509,732	335,812	(14,001,151)	3,232,784
Electric power transmission services	—	—	—	2,769,897	—	2,769,897
Plastic and rubber	—	1,225,223	—	—	—	1,225,223
Fuel gas service	—	998,367	—	—	(9,283)	989,084
Asphalts	65,574	872,611	—	—	—	938,185
LPG and propane	505,066	274,022	—	—	(16,739)	762,349
Roads and construction services	—	—	—	349,834	—	349,834
Polyethylene	—	313,535	—	—	649	314,184
Aromatics	—	297,957	—	—	—	297,957
Crude oil	27,870,500	(741)	—	—	(27,741,343)	128,416
Fuel oil	26,564	9,734	—	—	—	36,298
Other income gas contracts	30	—	—	—	—	30
Other products	15,861	3,691,674	—	—	(3,099,827)	607,708
	33,981,605	68,728,010	15,509,732	3,455,543	(49,929,808)	71,745,082

Foreign sales
Crude oil	47,631,662	1,928,202	—	—	—	49,559,864
Electric power transmission services	—	—	—	5,666,389	—	5,666,389
Roads and Construction Services	—	—	—	4,761,317	—	4,761,317
Diesel	—	4,097,117	—	—	—	4,097,117
Fuel oil	(82,348)	4,315,286	—	—	(204,030)	4,028,908
Plastic and rubber	—	1,393,669	—	—	—	1,393,669
LPG and propane	302,159	—	—	—	—	302,159
Gasoline and turbo fuels	—	193,394	—	—	—	193,394
Natural gas	105,413	—	—	—	—	105,413
Cash flow hedging	(460,445)	(7,962)	—	—	—	(468,407)
Other products	36,869	1,500,210	—	285,017	(17,399)	1,804,697
	47,533,310	13,419,916	—	10,712,723	(221,429)	71,444,520
	81,514,915	82,147,926	15,509,732	14,168,266	(50,151,237)	143,189,602

	For the year ended on December 31, 2022
				Electric power
				transmission
				and toll
	Exploration and	Refining and	Transport and	roads
	Production	Petrochemicals	Logistics	concessions	Eliminations	Total
Local sales
Mid-distillates	—	39,217,618	—	—	(35,108)	39,182,510
Gasoline and turbo fuels	—	32,022,556	—	—	(4,402,357)	27,620,199
Natural gas	5,250,577	—	—	—	(1,087,701)	4,162,876
Services	450,322	746,500	13,955,992	296,216	(11,847,349)	3,601,681
Electric power transmission services	—	—	—	2,595,505	—	2,595,505
Plastic and rubber	—	1,568,816	—	—	—	1,568,816
LPG and propane	739,323	385,178	—	—	(30,169)	1,094,332
Asphalts	47,224	849,976	—	—	—	897,200
Fuel gas service	—	869,101	—	—	(8,999)	860,102
Crude oil	28,725,485	491,440	—	—	(28,841,135)	375,790
Roads and Construction services	—	—	—	355,737	—	355,737
Aromatics	—	343,792	—	—	—	343,792
Polyethylene	—	302,630	—	—	—	302,630
Fuel oil	2,663	6,550	—	—	—	9,213
Other income gas contracts	1,940	—	—	—	—	1,940
Other products	20,204	2,164,882	—	—	(1,505,903)	679,183
	35,237,738	78,969,039	13,955,992	3,247,458	(47,758,721)	83,651,506

Foreign sales
Crude oil	56,701,497	92,147	—	—	(141,891)	56,651,753
Electric power transmission services	—	—	—	5,114,783	—	5,114,783
Roads and Construction Services	—	—	—	4,676,822	—	4,676,822
Fuel oil	—	4,348,312	—	—	—	4,348,312
Diesel	—	2,324,861	—	—	—	2,324,861
Plastic and rubber	—	2,036,201	—	—	—	2,036,201
LPG and propane	339,837	—	—	—	—	339,837
Natural gas	254,054	—	—	—	—	254,054
Gasoline and turbo fuels	—	157,685	—	—	—	157,685
Other products	35,113	1,281,174	—	318,443	(1,220)	1,633,510
Cash flow hedging	(1,547,774)	(30,472)	—	—	—	(1,578,246)
	55,782,727	10,209,908	—	10,110,048	(143,111)	75,959,572
	91,020,465	89,178,947	13,955,992	13,357,506	(47,901,832)	159,611,078

	For the year ended on December 31, 2021
				Electric power
				transmission
				and toll
	Exploration and	Refining and	Transport	roads
	Production	Petrochemicals	and Logistics	concessions	Eliminations	Total
Local sales
Mid–distillates	—	17,166,812	—	—	(26,485)	17,140,327
Gasoline and turbo fuels	—	17,931,469	—	—	(2,456,099)	15,475,370
Natural gas	4,077,691	—	—	—	(877,622)	3,200,069
Services	132,060	659,088	12,158,466	120,795	(10,004,421)	3,065,988
Plastic and rubber	—	1,642,035	—	—	—	1,642,035
LPG and propane	618,218	332,542	—	—	(24,529)	926,231
Fuel gas service	—	742,212	—	—	(7,546)	734,666
Electric power transmission services	—	—	—	728,467	—	728,467
Asphalts	25,178	585,873	—	—	—	611,051
Polyethylene	—	320,466	—	—	—	320,466
Aromatics	—	247,387	—	—	—	247,387
Crude oil	23,619,491	—	—	—	(23,426,015)	193,476
Roads and Construction Services	—	—	—	107,179	—	107,179
Fuel oil	10,838	12,961	—	—	—	23,799
Other income gas contracts	2,879	—	—	—	—	2,879
Other products	35,213	2,160,653	—	—	(1,793,038)	402,828
Cash flow hedges	—	(8)	—	—	—	(8)
	28,521,568	41,801,490	12,158,466	956,441	(38,615,755)	44,822,210
Foreign sales
Crude oil	34,868,421	—	—	—	—	34,868,421
Diesel	—	3,867,937	—	—	—	3,867,937
Fuel oil	—	2,288,977	—	—	—	2,288,977
Plastic and rubber	—	2,092,379	—	—	—	2,092,379
Electric power transmission services	—	—	—	1,827,622	—	1,827,622
Roads and Construction Services	—	—	—	1,241,144	—	1,241,144
LPG and propane	116,960	—	—	—	—	116,960
Natural gas	71,529	—	—	—	—	71,529
Other products	20,365	925,595	—	87,991	(42)	1,033,909
Cash flow hedges	(349,891)	7	—	—	—	(349,884)
	34,727,384	9,174,895	—	3,156,757	(42)	47,058,994
	63,248,952	50,976,385	12,158,466	4,113,198	(38,615,797)	91,881,204

32.3Capital expenditures by segments

The following are the investments amounts made by each segment for the years ended December 31, 2023, 2022 and 2021:

				Electric
				power
				transmission
	Exploration	Refining and	Transport and	and toll roads
2023	and Production	Petrochemicals	Logistics	concessions	Total
Property, plant, and equipment (Note 13)	4,258,469	738,161	2,702,091	1,651,164	9,349,885
Natural and environmental resources (Note 14)	13,964,435	—	—	—	13,964,435
Intangibles (Note 16)	59,870	84,268	622,559	9,899	776,596
	18,282,774	822,429	3,324,650	1,661,063	24,090,916

				Electric
				power
				transmission
	Exploration	Refining and	Transport and	and toll roads
2022	and Production	Petrochemicals	Logistics	concessions	Total
Property, plant, and equipment (Note 13)	4,461,244	928,843	2,424,428	953,201	8,767,716
Natural and environmental resources (Note 14)	11,962,544	—	—	—	11,962,544
Intangibles (Note 16)	145,532	32,832	89,463	879,683	1,147,510
	16,569,320	961,675	2,513,891	1,832,884	21,877,770

				Electric
				power
				transmission
	Exploration	Refining and	Transport and	and toll roads
2021	and Production	Petrochemicals	Logistics	concessions	Total
Property, plant, and equipment (Note 13)	2,633,119	1,845,618	1,344,654	294,197	6,117,588
Natural and environmental resources (Note 14)	6,733,028	—	—	—	6,733,028
Intangibles (Note 16)	106,490	22,685	47,236	267,935	444,346
	9,472,637	1,868,303	1,391,890	562,132	13,294,962